Derivative financial instruments and hedging activities - Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about hedges [line items]
Derivatives	$ 150,612	$ 142,450
Derivatives	163,763	142,629
Designated as hedging instruments in hedging relationships [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	18	156
Derivatives	59	50
Designated as hedging instruments in hedging relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	298	19
Derivatives	27	100
Designated as hedging instruments in hedging relationships [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	4	13
Derivatives	433	409
Non-derivative instruments, liabilities	37,833	25,427
Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Derivatives	150,292	142,262
Derivatives	$ 163,244	$ 142,070